Unaudited Subsequent Events	6 Months Ended	12 Months Ended
	Jun. 30, 2025	Dec. 31, 2024
Alpha Time Acquisition Corp [Member]
Restructuring Cost and Reserve [Line Items]
Unaudited Subsequent Events

Note 10 – Unaudited Subsequent Events after the Form 10-Q Filed on August 13, 2025

On August 27, 2025, the Company filed a preliminary proxy statement with the SEC, and on September 9, 2025, it filed a definitive proxy statement, in connection with an extraordinary general meeting of shareholders scheduled for October 1, 2025. At the meeting, stockholders will vote on proposals to extend the deadline to consummate a business combination on a monthly basis up to three times, from October 4, 2025, to January 4, 2026, with $55,000 deposited per extension, and to authorize adjournment of the meeting if necessary.

On September 4, 2025, the Company entered into the extension letters to extend the timeline of the business combination from September 4, 2025 to October 4, 2025.

On September 14, 2025, HCYC Holding Company, AlphaTime Acquisition and the PIPE Investors executed an amendment to the Purchase Agreement, PIPE RRA and warrants, whereby the PIPE Investors’ $11.5 million in PIPE financing will be exchanged for 1,150,000 ordinary shares and 2,300,000 warrants to purchase ordinary shares of AlphaTime rather than HCYC Holding Company. Except for the foregoing change in the issuer of the securities and the corresponding amendments to the Purchase Agreement, PIPE RRA and warrants to reflect this change, all other material terms and conditions of the PIPE financing remain unchanged, including the purchase price, exercise price, and other economic and contractual provisions of the warrants.

Subsequent to the Form 10-Q filed on August 13, 2025, and through the date of this filing, the Company has borrowed an additional $134,576 from HCYC, consisting of $34,696 to support its working capital needs and $99,880 to fund business combination extension payment.

On October 1, 2025, the Company held an extraordinary general meeting, solely with respect to voting on (i) the proposal to extend the date by which the Company must complete its initial business combination from October 4, 2025 to January 4, 2026, with all three (3) extensions comprised of one month each and (ii) the proposal to amend the Company’s investment management trust agreement, dated as of December 30, 2022, by and between the Company and Equiniti Trust Company, LLC to allow the Company to extend the Termination Date up to three (3) times, with each extension comprised of one month each from the Termination Date, or extended date, as applicable, to January 4, 2026, by providing five days’ advance notice to the trustee prior to the applicable Termination Date, or extended date, and depositing into the trust account $55,000 for each monthly extension until January 4, 2026. In connection with the shareholders’ vote at the Meeting, holders of 917,814 ordinary shares of the Company exercised their right to redeem such shares for a pro rata portion of the funds held in the Trust Account. As a result, approximately $11,362,537(approximately $12.38 per share) will be removed from the Trust Account to pay such holders.

Note 10 – Events (Unaudited) Subsequent to the Date of the Independent Auditor’s Report

As previously disclosed, on November 29, 2024, the Company received a written notice (the “Initial Notice”) from the Listing Qualifications Department (the “Staff”) of The Nasdaq Stock Market LLC (“Nasdaq”) notifying the Company that the Company was not in compliance with Nasdaq Listing Rule 5450(a)(2) (the “Minimum Public Holders Rule”), which requires AlphaTime to have at least 400 total holders for continued listing on The Nasdaq Global Market. An indicator will be displayed with quotation information related to the Company’s securities on listingcenter.nasdaq.com and may be displayed by other third-party providers of market data information, however, the Initial Notice did not impact the listing of the Company’s securities on The Nasdaq Global Market. On January 16, 2025, the Company submitted a plan to regain compliance with the Minimum Public Holders Rule. As previously disclosed, on January 29, 2025, Nasdaq issued a notice granting the Company an extension of time to regain compliance with Nasdaq Minimum Public Holders Rule for 180 calendar days, or until May 28, 2025.

On April 17, 2025, the Company received a letter (the “Notice”) from the Staff of Nasdaq stating that, for the last 30 consecutive business days, the Minimum Value of Listed Securities (“MVLS”) of the Company’s ordinary shares, $0.00001 par value per share, has been below the minimum of $50 million required for continued listing on the Nasdaq Global Market under Nasdaq Listing Rule 5450(b)(2)(A) (the “Minimum Market Value of Listed Securities Requirement”). The notice stated that the Company has been provided a compliance period of 180 calendar days from receipt of letters, or until October 14, 2025 (the “Compliance Period”) to regain compliance. In order to regain compliance, the MVLS of the Company’s securities must be at least $50 million for a minimum of ten consecutive business days. If the Company does not regain compliance within the 180-day period, the securities will be subject to delisting.

On April 30, 2025, Jichuan Yang resigned as chief financial officer and director of the Company, effective April 30, 2025. Mr. Yang’s resignation was due to personal reasons and was not the result of any disagreement with the Company on any matter relating to the Company’s operations, policies, or practices.

On May 4, 2025, the Company entered into the extension letters to extend the timeline of the business combination from May 4, 2025 to June 4, 2025.

On May 6, 2025, Ms. Shan Yingxuan was appointed by the board of directors of the Company as chief financial officer and a director of the Company. Ms. Shan was appointed to serve as a Class III director with a term expiring on the Company’s third annual meeting of shareholders.

On June 3, 2025, the Company received a letter from The Nasdaq Stock Market LLC (“Nasdaq”) stating that the Company had not regained compliance with the minimum 400 public holders requirement under Nasdaq Listing Rule 5450(a)(2) (the “Minimum Public Holders Rule”) by May 28, 2025.

On June 4, 2025, the Company entered into an extension letter to extend the timeline of the business combination from June 4, 2025 to July 4, 2025. On July 4, 2025, the Company entered into an extension letter to extend the timeline of the business combination from July 4, 2025 to August 4, 2025. On August 4, 2025, the Company entered into the extension letters to extend the timeline of the business combination from August 4, 2025 to September 4, 2025.

On July 7, 2025, the Company received notification that its application to transfer the listing of its Ordinary Shares, Units, Warrants, and Rights, from The Nasdaq Global Market to The Nasdaq Capital Market (the “Nasdaq Capital Market”) had been approved by the Listing Qualifications Department of The Nasdaq Stock Market LLC (“Nasdaq”). The Ordinary Shares, Units, Warrants and Rights began trading on the Nasdaq Capital Market at the opening of trading on July 11, 2025.

On July 9, 2025, the Company received a letter from Nasdaq confirming that the Company has regained compliance with the Minimum Public Holders Rule since Nasdaq approved the transfer to the Nasdaq Capital Market.

On August 27, 2025, the Company filed a preliminary proxy statement with the SEC, and on September 9, 2025, it filed a definitive proxy statement, in connection with an extraordinary general meeting of shareholders scheduled for October 1, 2025. At the meeting, stockholders will vote on proposals to extend the deadline to consummate a business combination on a monthly basis up to three times, from October 4, 2025, to January 4, 2026, with $55,000 deposited per extension, and to authorize adjournment of the meeting if necessary.

On September 4, 2025, the Company entered into the extension letters to extend the timeline of the business combination from September 4, 2025 to October 4, 2025.

On September 14, 2025, HCYC Holding Company, AlphaTime Acquisition and the PIPE Investors executed an amendment to the Purchase Agreement, PIPE RRA and warrants, whereby the PIPE Investors’ $11.5 million in PIPE financing will be exchanged for 1,150,000 ordinary shares and 2,300,000 warrants to purchase ordinary shares of AlphaTime rather than HCYC Holding Company. Except for the foregoing change in the issuer of the securities and the corresponding amendments to the Purchase Agreement, PIPE RRA and warrants to reflect this change, all other material terms and conditions of the PIPE financing remain unchanged, including the purchase price, exercise price, and other economic and contractual provisions of the warrants.

Subsequent to the Form 10-K filed on April 15, 2025, and through the date of this filing, the Company has borrowed an additional $320,201 from HCYC, consisting of $170,321 to support its working capital needs and $149,880 to fund business combination extension payment.

On October 1, 2025, the Company held an extraordinary general meeting, solely with respect to voting on (i) the proposal to extend the date by which the Company must complete its initial business combination from October 4, 2025 to January 4, 2026, with all three (3) extensions comprised of one month each and (ii) the proposal to amend the Company’s investment management trust agreement, dated as of December 30, 2022, by and between the Company and Equiniti Trust Company, LLC to allow the Company to extend the Termination Date up to three (3) times, with each extension comprised of one month each from the Termination Date, or extended date, as applicable, to January 4, 2026, by providing five days’ advance notice to the trustee prior to the applicable Termination Date, or extended date, and depositing into the trust account $55,000 for each monthly extension until January 4, 2026. In connection with the shareholders’ vote at the Meeting, holders of 917,814 ordinary shares of the Company exercised their right to redeem such shares for a pro rata portion of the funds held in the Trust Account. As a result, approximately $11,362,537(approximately $12.38 per share) will be removed from the Trust Account to pay such holders.